Post-Employment Benefits - Summary of Defined Benefit Contribution (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Estimated contribution	R$ 57
Contributions made	69	R$ 72	R$ 149
Pension plan - FIU [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Estimated contribution	47
Contributions made	58	58	78
Pension plan - FUNBEP [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Estimated contribution	10
Contributions made	R$ 11	R$ 14	R$ 71